Other Income and Expenses	12 Months Ended
Dec. 31, 2024
Other Income And Expense [Abstract]
Other Income and Expenses	Other Income and Expenses
(1)Details of other income for the years ended December 31, 2024, 2023 and 2022 are as follows:

	2024		2023		2022
	(In millions of Korean won)
Gain on disposal of property and equipment	₩	8	₩	20	₩	15
Settlement proceeds	363		—		—
Miscellaneous gain	418		893		590
Total	₩	789	₩	913	₩	605
(2)Details of other expenses for the years ended December 31, 2024, 2023 and 2022 are as follows:

	2024	2023	2022
	(In millions of Korean won)
Loss on retirement and disposal of property and equipment	₩ 6	₩ —	₩ —
Impairment loss on intangible assets	615	1,531	293
Impairment loss on other non-current assets (*)	962	—	177
Loss on retirement and disposal of intangible assets	—	6	4
Miscellaneous loss	11	15	265
Total	₩ 1,594	₩ 1,552	₩ 739
(*)The Group recognized an impairment loss as the recoverable amount was less than the book value of minimum guaranteed royalties for the game in service.